Common Shares Reserved For Future Issuance (Detail)	12 Months Ended
Dec. 31, 2011
Shares issuable upon conversion of debt	1,320,454
Common Stock, Capital Shares Reserved for Future Issuance	31,667,254
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294